Pax World Growth Fund
Pax World Growth Fund
Investment Objective
The Growth Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 93 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees Pax World Growth Fund (USD $)		Individual Investor Class	Institutional Class	R Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	none	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	none	1.00%	[1]
Wire Redemption Fee	[2]	10.00	10.00	10.00	10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Growth Fund		Institutional Class	Individual Investor Class	Class A	R Class
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%	0.50%
Other Expenses		0.32%	0.32%	0.33%	0.32%
Total Annual Fund Operating Expenses		1.07%	1.32%	1.33%	1.57%
Contractual Reimbursements	[1]	(0.08%)	(0.08%)	(0.09%)	(0.08%)
Net Annual Fund Operating Expenses		0.99%	1.24%	1.24%	1.49%
[1]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund to the extent such expenses exceed 0.99%, 1.24%, 1.24% and 1.49% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2016.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Growth Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	101	332	582	1,298
Individual Investor Class	126	410	716	1,583
Class A	669	940	1,231	2,056
R Class	152	488	848	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Fund's performance. During the Growth Fund's most recent fiscal year, the Growth Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. The Fund avoids investing in companies that its investment adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas).

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund's portfolio manager believes will have above-average growth prospects.

The Growth Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

In addition, the Growth Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels). Under normal circumstances the Growth Fund will therefore be underweight the energy sector vis-à-vis its benchmark index and will strive to substitute instead companies whose products, services or business strategies offer positive solutions to global sustainability challenges.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 71 for more detailed descriptions of the foregoing risks.

Performance Information

Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 15.98%
Worst quarter: 4th quarter 2008, -26.10%

Average Annual Total Returns

The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World Growth Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1]	11.66%	14.39%	6.58%
Class A	[1][2]	5.55%	13.11%	5.97%
Institutional Class	[1][3]	11.91%	14.67%	6.76%
R Class	[1][4]	11.37%	14.09%	6.39%
After Taxes Individual Investor Class	[1]	10.26%	13.96%	6.13%
After Taxes on Distributions Individual Investor Class	[1]	7.26%	11.52%	5.27%
Russell 1000 Growth Index	[5][6]	13.05%	15.81%	8.49%
Lipper Multi-Cap Growth Funds Index	[5][7]	11.08%	15.22%	8.14%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Class A shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	Unlike the Growth Fund, the Russell 1000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[6]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
[7]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.